Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥) ¥ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 CNY (¥) ¥ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Schedule of Quarterly Financial Information [Line Items]
Revenue	$ 9,835	¥ 63,707	$ 10,333	¥ 65,670	$ 10,760	¥ 66,709	$ 8,514	¥ 52,776	$ 38,418	¥ 248,862
Gross loss	578	3,740	597	3,794	47	287	(1,262)	(7,825)		(4)	¥ (17,153)	¥ (15,425)
Net loss	$ (4,192)	¥ (27,164)	$ (1,927)	¥ (12,253)	$ (2,362)	¥ (14,651)	$ (2,419)	¥ (14,997)	$ (10,662)	¥ (69,065)	¥ (71,327)	¥ (58,971)
Basic and diluted loss per share | (per share)	$ (0.32)	¥ (2.08)	$ (0.15)	¥ (0.94)	$ (0.18)	¥ (1.12)	$ (0.19)	¥ (1.15)	$ (0.82)	¥ (5.29)	¥ (5.46)	¥ (4.51)